Share Based Payments	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
SHARE BASED PAYMENTS
21.	SHARE BASED PAYMENTS

The Company adopted a stock option plan (the “Plan”) pursuant to the Securities Act of Ontario (the “Act”). The aggregate maximum number of shares reserved for issuance under the Plan and all other security-based compensation arrangements (together “Share Compensation Arrangements”) at any given time is 10% of the Company’s issued and outstanding shares as at the date of the grant of the Share Compensation Arrangement. Any shares subject to a stock option under the Plan which have been exercised, cancelled, repurchased, expired or terminated in accordance with the Plan will again be available under the Plan.

Under the Plan, the Company may grant to directors, officers, employees, and consultants stock options to purchase common shares of the Company. Stock options granted under the Plan will be for a term not to exceed 10 years.

The continuity of stock options during the period were as follows:

	2025		2024
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	4,434,800	4.07	4,177,217	3.10
Granted	2,350,000	18.03	1,100,000	5.94
Exercised	(554,333)	(3.26)	(754,917)	(1.44)
Forfeited	(126,667)	(4.84)	(87,500)	(3.86)
Outstanding, December 31	6,103,800	9.51	4,434,800	4.07

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Price (C$)	Number of Options Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)	Number of options exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)
$2.00 – $3.00	1,691,800	1.29	2.87	1,691,800	1.29	2.87
$3.01 – $6.00	1,914,000	3.51	5.15	954,002	3.27	4.78
$6.01 – $9.00	348,000	3.36	7.44	148,000	2.33	6.26
$6.01 – $16.00	2,150,000	4.76	18.93	–	–	–
	6,103,800	3.33	9.51	2,793,802	2.02	3.70

Options outstanding as at December 31, 2025 vest every six or three months over a two to four-year period and have a term of five years. The unamortized portion of share-based expenses as of December 31, 2025, is $10,054,830. This amount remains to be recognized in future periods.

The following is a summary of the stock options granted during the period, the fair values and the assumptions used in the Black-Scholes option pricing formula:

For the twelve months ended December 31	2025		2024

Number of options granted		2,350,000		1,100,000
Weighted average share price on grant date	C$	18.03	C$	5.94
Weighted average risk-free interest rate		2.68%		2.98%
Weighted average dividend yield		Nil		Nil
Weighted average stock price volatility		55%		56%
Weighted average period to expiry (years)		3.75		3.8
Weighted average grant date fair value per share		$11.09		$1.85

For the year ended December 31, 2025, the Company has recognized $2,785,614 (year ended December 31, 2024 – $1,167,109), as general and administration expense in the consolidated statement of operations in respect of the amortization of the share-based compensation.